Pension and Postretirement Benefits - Schedule of Amounts Recognized in AOCI (Detail) (Other Postretirement Benefit Obligations [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Postretirement Benefit Obligations [Member]
Net actuarial loss	$ 17,114	$ 20,020